Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Atlas U.S. Government Money Market Fund, Inc.
Entity Central Index Key	0002063200
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000261354
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Government Money Market Fund, Inc.
Trading Symbol	AAAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Atlas U.S. Government Money Market Fund, Inc. for the period of August 18, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-semi-annual-report. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/doc-mmf-semi-annual-report
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.72%	[1]
AssetsNet	$ 82,883,202
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,883,202
Number of Portfolio Holdings	2
Total Advisory Fees Paid	$0

Holdings [Text Block]	Maturity Weightings (% of net assets)
Value	Value
1 - 30 days	100.0
Asset Weighting (% of total investments)
Value	Value
U.S. Government & Agencies	100.0%

C000261352
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Government Money Market Fund, Inc.
Trading Symbol	AAIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Atlas U.S. Government Money Market Fund, Inc. for the period of August 18, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-semi-annual-report. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/doc-mmf-semi-annual-report
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.49%	[2]
AssetsNet	$ 82,883,202
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,883,202
Number of Portfolio Holdings	2
Total Advisory Fees Paid	$0

Holdings [Text Block]	Maturity Weightings (% of net assets)
Value	Value
1 - 30 days	100.0
Asset Weighting (% of total investments)
Value	Value
U.S. Government & Agencies	100.0%

C000261353
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Government Money Market Fund, Inc.
Trading Symbol	AAPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Atlas U.S. Government Money Market Fund, Inc. for the period of August 18, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-semi-annual-report. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/doc-mmf-semi-annual-report
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.19%	[3]
AssetsNet	$ 82,883,202
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,883,202
Number of Portfolio Holdings	2
Total Advisory Fees Paid	$0

Holdings [Text Block]	Maturity Weightings (% of net assets)
Value	Value
1 - 30 days	100.0
Asset Weighting (% of total investments)
Value	Value
U.S. Government & Agencies	100.0%

[1]	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.
[2]	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.
[3]	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.